Pension benefits - Assumptions Used In Calculation of Pension Obligations (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Rate of compensation increase at the end of year	2.50%	2.75%	3.75%
Discount rate at the end of year	2.70%	2.30%	4.00%
Prescribed pension index factor	1.20%	1.20%	1.40%
Expected return on plan assets for the year	3.30%	3.20%	4.40%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.50%	2.50%	3.50%